BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
Business Combination
On June 21, 2021 (the “Closing Date”), Acies Acquisition Corp., a Cayman Islands exempted company (prior to the Closing Date, “Acies”), consummated the previously announced business combination (“Business Combination”) with PlayStudios, Inc., a Delaware corporation (“Old PLAYSTUDIOS”) pursuant to the Agreement and Plan of Merger, dated as of February 1, 2021 (the “Merger Agreement”), by and among Acies, Catalyst Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of Acies (“First Merger Sub”), Catalyst Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Acies (“Second Merger Sub”), and Old PLAYSTUDIOS.
In connection with the closing of the Business Combination, Acies filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation (the “Certificate of Incorporation”) and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Acies was domesticated and continues as a Delaware corporation, changing its name to PLAYSTUDIOS, Inc. (the “Domestication”). As a consequence of filing the Certificate of Incorporation, the Company adopted a dual class structure, comprised of the Company’s Class A common stock, which is entitled to one vote per share, and the Company’s Class B common stock, which is entitled to 20 votes per share. See Note 16—Stockholders' Equity for further discussion on the dual class structure.
As a result of and upon the effective time of the Domestication, among other things, (1) each of the then-issued and outstanding Class A ordinary shares, par value $0.0001 per share, of Acies (the “Acies Class A ordinary shares”), automatically converted, on a one-for-one basis, into a share of the Class A common stock, par value $0.0001 per share, of the Company (the “Class A common stock”); (2) each then-issued and outstanding redeemable warrant of Acies automatically converted into a redeemable warrant (the "Warrants") to acquire one share of Class A common stock; and (3) each of the then-issued and outstanding units of Acies that had not been previously separated into the underlying Acies Class A ordinary shares and underlying Acies warrants upon the request of the holder thereof were cancelled and entitled the holder thereof to one share of Class A common stock and one-third of one Warrant. Any fractional Warrants for any holder of units were rounded down and canceled for no consideration.
Following the Domestication, the following transactions (the “Transactions”) occurred:
•First Merger Sub merged with and into Old PLAYSTUDIOS, with Old PLAYSTUDIOS surviving as a wholly owned subsidiary of Acies (the “First Merger”);
•immediately following the First Merger, and as part of an integrated transaction with the First Merger, Old PLAYSTUDIOS merged with and into Second Merger Sub, with Second Merger Sub surviving as a wholly owned subsidiary of Acies (the “Second Merger” and, together with the First Merger, the “Mergers”);
•as a result of the Mergers, among other things, each outstanding share of common stock of Old PLAYSTUDIOS (“PlayStudios Common Stock”) and each outstanding share of preferred stock of Old PLAYSTUDIOS (“PlayStudios Preferred Stock”) and, together with the "PlayStudios Common Stock," the "Old PLAYSTUDIOS Stock" as of the effective time of the First Merger (the “Effective Time”) were cancelled in exchange for the following:
◦if the holder of such share made an election to receive cash, $2.33 in cash per share of Old PLAYSTUDIOS Stock subject to such cash election, provided that no holder could elect to receive cash for more than 15% of such holder's shares of Old PLAYSTUDIOS Stock;
◦if the holder of such share did not make a cash election, the capital stock held by the holder was automatically canceled and converted into the right to receive 0.233 shares of the Company's common stock (the "Exchange Ratio"), rounded down to the nearest whole number of shares;
•as a result of the Mergers, each outstanding share of PlayStudios Common Stock and PlayStudios Preferred Stock issued and outstanding immediately prior to the Effective Time as well as any outstanding unexercised vested options to purchase shares of PlayStudios Common Stock received the contingent right to receive the applicable Earnout Pro Rata Portion (as defined in the Merger Agreement) of an aggregate of 15.0 million additional shares of Class A common stock (the “Earnout Shares”), which right shall be contingent upon the closing price of the Class A common stock exceeding $12.50 and $15.00 per share, respectively, for any 20 trading days within any 30-trading day period commencing on or after November 18, 2021 and ending no later than June 21, 2026 (the Earnout Shares will also vest based on the price targets in connection with a sale of the Company) (each of the foregoing vesting events, an “Earnout Triggering Event”); and
•as a result of the Mergers, each outstanding and unexercised option to purchase PlayStudios Common Stock, whether or not vested or exercisable, converted into an option to purchase a share of Class A common stock, except for any such option that was held by any member of the Founder Group, which converted into an option to purchase a share of Class B common stock, in each case with the same terms except for the number of shares exercisable thereunder and the exercise price, each of which were adjusted using the Exchange Ratio.
In connection with the Business Combination, Acies entered into subscription agreements with certain investors ("PIPE Investors"), whereby it issued 25.0 million shares of Class A common stock at $10.00 per share (the "PIPE Shares") for an aggregate purchase price of $250.0 million (the "PIPE Financing"), which closed simultaneously with the consummation of the Business Combination. $20.0 million of the PIPE Financing was used to terminate the profit share provision of an agreement with MGM Resorts International, one of the PIPE Investors.
The following table summarizes the total number of shares of common stock outstanding immediately following the Closing:

Shares
Acies public stockholders(1)	10,191
Sponsor(1)(2)	3,724
PLAYSTUDIOS stockholders (excluding the Founder Group)(3)	70,708
Founder Group(3)	16,130
PIPE Investors	25,000
Common Stock	125,753

Class A common stock	109,623
Class B common stock	16,130
(1)Excludes the shares of Class A common stock underlying the Warrants. Reflects the redemption of 11.3 million Acies Class A ordinary shares.
(2)Includes 0.9 million shares of Class A common stock, held by Acies Acquisition, LLC (the "Sponsor") that are subject to forfeiture if certain earnout conditions are not satisfied, as the shares are issued and outstanding as of the Closing of the Business Combination. The 0.9 million shares do not have voting rights until the Earnout Triggering Events have occurred.
(3)Excludes the shares of Class A and Class B common stock underlying stock options and the Earnout Shares, as they do not represent legally outstanding shares of common stock at Closing.
In connection with the Business Combination, the Company incurred direct and incremental costs of $32.8 million related to the equity issuance, consisting primarily of investment banking and other professional fees, which were recorded to additional paid-in capital as a reduction of proceeds.
The Company incurred approximately $1.4 million of expenses primarily related to advisory, legal, and accounting fees in conjunction with the Business Combination. Of this, $0.1 million and $1.3 million was recorded in general and administrative expenses on the consolidated statements of operations for the years ended December 31, 2021 and December 31, 2020, respectively.
The aggregate consideration for the Business Combination was approximately $1,041.0 million, payable in the form of the Company's Class A and Class B common stock and cash. The following table summarizes the merger consideration (in thousands, except per share information):

Consideration
Cash consideration	$102,020
Shares transferred at closing(1)	86,838
Value per share	$10.00
Share consideration	$868,380
Total consideration	$970,400
Shares of common stock underlying vested options	7,060
Value per share	$10.00
Total consideration for vested options	70,600
Aggregate consideration	$1,041,000
(1)Excludes shares of common stock underlying stock options that are vested but unexercised as of the closing date of the Business Combination. As the shares do not represent legally outstanding shares of common stock at closing, they are excluded from the total consideration amount.
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows for the year ended December 31, 2021:

Cash - Acies Trust and cash (net of redemptions)	$101,965
Cash - PIPE	230,000
Less: Cash consideration	(102,020)
Less: Transaction costs, net of proceeds received from exercises of Old PLAYSTUDIOS' warrants	(44,775)
Net Business Combination and PIPE Financing	$185,170
Reverse Recapitalization
The Business Combination was accounted for as a reverse recapitalization and Acies was treated as the “acquired” company for accounting purposes. The Business Combination was accounted as the equivalent of Old PLAYSTUDIOS issuing stock for the net assets of Acies, accompanied by a recapitalization. Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of Old PLAYSTUDIOS “as if” Old PLAYSTUDIOS is the predecessor to the Company. The common stock and net income per share, prior to the Business Combination, have been adjusted to share amounts reflecting the Exchange Ratio.